Non-operating income (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Non-Operating Income - Schedule of Non-Operating Income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2022	2021	2020
Foreign exchange gain	3,813	2,379	839
Financial income	9	-	8
Interest income	5	9	16
Other	110	121	264
Total non-operating income from continuing operations	3,937	2,509	1,127